HARRISON LAW, P.A.
Diane J. Harrison Bar Admissions: Florida and Nevada	6860 Gulfport Blvd. S. PMB 162 South Pasadena, Florida 33707 Phone: (941) 723-7564 Fax: (941) 531-4935 HarrisonDJEsq@tampabay.rr.com

December 6, 2006

Mr. H. Christopher Owings, Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 3561

100 F Street, NE

Washington D.C., 20549

Re:

Contracted Services, Inc.

Second Amendment to Registration Statement on Form SB-2

File No. 333-136643

Filed: December 6, 2006

Dear Mr. Owings:

The table below contains Contracted Services, Inc.=s (Athe Company=s@) responses to the SEC=s Comment Letter dated November 13, 2006. On behalf of the Company, on December 6, 2006, I transmitted via EDGAR the Company=s Second Amendment to Registration Statement on Form SB-2. Furthermore, to facilitate your review, the Company also transmitted via EDGAR an AHTML@ version of the Ared-lined@ document which shows each and every change.

Prospectus Cover Page

1.  The disclosure was revised here and throughout the registration statement to state that the shares will be sold at a fixed price for the duration of the offering.  Also, the affiliated selling shareholders have been identified as underwriters.

Table of Contents

2.  Added Determination of Offering Price in the Table of Contents

SUMMARY OF PROSPECTUS

Summary Information about Contracted Services, Inc.

3.  The disclosure was revised as requested.

4.  Sentence was deleted.

5.  The disclosure was revised as requested.

6.  The disclosure was revised as requested.

PLAN OF DISTRIBUTION

7.  The disclosure was revised as requested.

RISK FACTORS

8.  Revisions made in accordance with your comment.

Business Development Since Inception

9.  Removed the subjective characterization and replaced with qualifying language that the company believes the President is skilled in those areas delineated.

MANAGEMENT’S DISCUSSION AND ANALYSIS OR PLAN OF OPERATIONS

10. Revisions made in accordance with your comment.

H. Christopher Owings

Securities and Exchange Commission

December 6, 2006

Results of Operations – Six Months ended March 31, 2006

11. Revisions made in accordance with your comment.

FINANCIAL STATEMENTS

12. Financial statements revised as requested.

13. Financial statements revised as requested.

14. Updated interim financial statements.

15. Shares were issued for nominal consideration.

16. Financial statements revised as requested.

17. Comment not addressed in the filing.  Gain from sale of assets is reported as other income from operations pursuant to GAAP.

18. Financial statements revised as requested.

19. Financial statements revised as requested.

20. Financial statements revised as requested.

21. Trade in was reported at book value which approximated fair market value.

22. Financial statements revised as requested.

23. Financial statements revised as requested.

Recent Sales of Unregistered Securities

24. Removed all inappropriate references to Avalon Development Enterprises, Inc.

Index of Exhibits

25. Filed proper Exhibit 15 and removed reference to reviewed financial statements in the Exhibit 23.

Legality Opinion

26.  Opinion letter revised.

Should you have any questions or comments, please do not hesitate to e-mail me via <HarrisonDJEsq@tampabay.rr.com> or call me at (941) 723-7564.

Sincerely,

/s/ DIANE J. HARRISON

Diane J. Harrison, Esq.

Enclosures (5)

1. Contracted Services, Inc. SB-2/A-2

2. HTML Contracted Services, Inc. SB-2/A-2 compare

3. Exhibit 5.2: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.

4. Exhibit 15:  Letter on unaudited interim financial information by Randall N. Drake, C.P.A.

5. Exhibit 23.2: Consent of Experts and Counsel: Independent Auditor's Consent by Randall N. Drake, C.P.A.